Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-in-Interest Transactions
Certain of the Plan’s assets are invested in ConocoPhillips Stock. Because ConocoPhillips is the ultimate parent of the Company, transactions involving ConocoPhillips Stock qualify as party-in-interest transactions. These types of transactions are exempt from the prohibited transaction rules.